Supplemental Cash Flow Information - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Cash interest paid, net	$ 205.0	$ 180.9	$ 179.5
Income taxes paid	$ 2.2	$ 1.5	$ 0.8